Change in presentation of "Special Items" disclosure from prior periods	6 Months Ended
Jun. 30, 2020
Disclosure of reclassifications or changes in presentation [abstract]
Change in presentation of "Special Items" disclosure from prior periods	Change in presentation of "Special Items" disclosure from prior periods
Effective 1 July 2019, the group changed the disclosure of “Special Items” in the income statement. In prior periods, the group disclosed items that due to their size and/or nature, required separate disclosure on the face of the income statement as Special Items. In addition, a disclosure category - “Other operating expenses” was reported to disclose expenses which were not included in gross profit. Going forward these two categories of expenses and income will be disclosed as:

•Other (expenses) income; and
•Separate line item(s) on the face of the income statement depending on materiality.

This new presentation provides more useful information by reporting material items separately. The change in presentation has no impact on the reported totals, headline earnings per share or on amounts presented in the Statement of Financial Position.

As a result of the change, reclassifications in the Income Statement are as follows:

Income Statement extract (1)
	Six months	Six months
	ended	ended
	Jun	Jun
	2019	2019
US Dollar Million	Previously reported	Restated
Gross profit (loss)	337	337
Corporate administration, marketing and other expenses	(40)	(40)
Exploration and evaluation costs	(51)	(51)
Impairment, derecognition of assets and profit (loss) on disposal	n/a	(10)
Other (expenses) income	(49)	(45)
Special items	(6)	n/a
Operating profit	191	191
(1) Represents reclassifications prior to the disclosure of discontinued operations.